Financial Debt - Sensitivity analysis (Details) - Fair value € in Thousands	Dec. 31, 2023 EUR (€)
-25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	€ 9,224
-25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	9,604
-25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	9,879
+0% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,234
+0% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,674
+0% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	8,997
+25% discount rate | -25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	7,388
+25% discount rate | +0% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	7,868
+25% discount rate | +25% revenue
Sensitivity analysis recoverable cash advances
Carrying amount of recoverable cash advances	€ 8,223